UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

/s/ Mark McGrath     New York, New York     August 16, 2010
-----------------    ------------------     ----------------
   [Signature]         [City/State]             [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $94,362 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     5457   228500 SH       SOLE                   228500
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     6128   410478 SH       SOLE                   410478
CHARTER COMMUNICATION          COM              16117M305     9365   265293 SH       SOLE                   265293
COMCAST CORP NEW               CL A             20030N101     6866   395300 SH       SOLE                   395300
COMVERSE TECHNOLOGY INC        COM              205862402     5337   684168 SH       SOLE                   684168
COOPER COS INC                 COM NEW          216648402     2089    52500 SH       SOLE                    52500
GOOGLE INC                     CL A             38259P508     4005     9000 SH       SOLE                     9000
JOHNSON & JOHNSON              COM              478160104     7855   133000 SH       SOLE                   133000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3157    60902 SH       SOLE                    60902
MYRIAD GENETICS INC            COM              62855J104     3129   209312 SH       SOLE                   209312
NBTY INC                       COM              628782104     3010    88500 SH       SOLE                    88500
NII HLDGS INC                  CL B NEW         62913F201    11575   355930 SH       SOLE                   355930
PENN NATL GAMING INC           COM              707569109     5671   245500 SH       SOLE                   245500
PINNACLE ENTMT INC             COM              723456109     8074   853488 SH       SOLE                   853488
SANDRIDGE ENERGY INC           COM              80007P307     9807  1682110 SH       SOLE                  1682110
SYMANTEC CORP                  COM              871503108      914    65842 SH       SOLE                    65842
WAL MART STORES INC            COM              931142103     1923    40000 SH       SOLE                    40000